Segmental analysis	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Segmental analysis	2. Segmental analysis

This note sets out the financial performance for the year split into the different parts of the business (operating segments). The performance of these operating segments is monitored and managed on a day-to-day basis. Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker
(as defined by IFRS 8 ‘Operating Segments’) and as a matter of course, the Board considers multiple profitability measures by segment, being ‘adjusted profit’ and ‘underlying profit’.
Adjusted profit excludes exceptional items and remeasurements (as defined in note 5) and is used by management and the Board to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. Underlying profit, as presented in the Annual Report and Accounts, represents adjusted profit and also excludes the effects of timing, major storm costs and deferred tax expenses in our UK Electricity Transmission and UK Electricity Distribution businesses. The measure of profit disclosed in this note and the primary profitability benchmark considered by the chief operating decision maker is operating profit before exceptional items and remeasurements, adjusted profit, as this is the measure that is most consistent with the IFRS results reported within these financial statements.

The results of our five principal businesses are reported to the Board of Directors and are accordingly treated as reportable operating segments. All other operating segments are reported to the Board of Directors on an aggregated basis. The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission
The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.

UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
New England	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New England.
New York	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New York.
National Grid Ventures
Comprises our electricity interconnectors in the UK, our electricity generation business in the US, all commercial operations in LNG at Providence, Rhode Island in the US and the Isle of Grain in the UK, and our investment in NG Renewables, our renewables business in the US. While NGV operates outside our regulated core business, the electricity interconnectors in the UK are subject to indirect regulation by Ofgem regarding the level of returns they can earn. The Group sold its interest in NG Renewables on 29 May 2025 and in Grain LNG on 28 November 2025 (see note 10).

Included within the comparative years are the results of the UK Electricity System Operator which also represented a separate operating segment. The Group completed the disposal of the ESO to the UK
Government in the prior year.
Other activities that do not form part of any of the segments in the above table primarily relate to our UK property business together with insurance and corporate activities in the UK and US and the Group’s investments in technology and innovation companies through National Grid Partners.
2. Segmental analysis cont.
(a) Revenue
Revenue primarily represents the sales value derived from the generation, transmission and distribution of energy, together with the sales value derived from the provision of other services to customers. Refer to note 3 for further details.
Sales between operating segments are priced considering the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.

	2026			2025			2024
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	2,898	(87)	2,811	2,619	(135)	2,484	2,735	(40)	2,695
UK Electricity Distribution	1,937	—	1,937	2,424	(3)	2,421	1,795	(5)	1,790
UK Electricity System Operator	—	—	—	1,029	(17)	1,012	3,788	(35)	3,753
New England	4,174	—	4,174	4,306	—	4,306	3,948	—	3,948
New York	7,618	—	7,618	6,689	—	6,689	6,094	—	6,094
National Grid Ventures	1,098	(41)	1,057	1,397	(47)	1,350	1,389	(57)	1,332
Other	97	(7)	90	122	(6)	116	244	(6)	238
Total revenue from continuing operations	17,822	(135)	17,687	18,586	(208)	18,378	19,993	(143)	19,850

Split by geographical areas – continuing operations:
UK			5,472			6,707			9,063
US			12,215			11,671			10,787
Total revenue from continuing operations			17,687			18,378			19,850
The principal revenues of the UK Electricity Transmission segment arise from the provision of electricity transmission services and are invoiced to, and collected from, National Energy System Operator (NESO).
Amounts are invoiced and settled in equal monthly instalments throughout the financial year. No other single customer contributed 10% or more of the Group’s revenue in any of the years presented.
2. Segmental analysis cont.
(b) Operating profit
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Total operating profit/(loss) before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			Total operating profit/(loss) after exceptional items and remeasurements
	2026	2025	2024	2026	2025	2024	2026	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,605	1,277	1,677	—	—	(3)	1,605	1,277	1,674
UK Electricity Distribution	1,122	1,610	993	—	(12)	(18)	1,122	1,598	975
UK Electricity System Operator	—	(364)	880	—	151	(498)	—	(213)	382
New England	960	982	643	(13)	26	(2)	947	1,008	641
New York	1,172	1,023	860	12	246	(498)	1,184	1,269	362
National Grid Ventures	327	380	469	388	(375)	89	715	5	558
Other	(142)	(143)	(60)	—	133	(57)	(142)	(10)	(117)
Total Group	5,044	4,765	5,462	387	169	(987)	5,431	4,934	4,475

Split by geographical area – continuing operations:
UK	2,948	2,775	3,923	484	257	(487)	3,432	3,032	3,436
US	2,096	1,990	1,539	(97)	(88)	(500)	1,999	1,902	1,039
Total Group	5,044	4,765	5,462	387	169	(987)	5,431	4,934	4,475

	Profit/(loss) before tax before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			Profit/(loss) before tax after exceptional items and remeasurements
	2026	2025	2024	2026	2025	2024	2026	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	5,044	4,765	5,462	387	169	(987)	5,431	4,934	4,475
Share of post-tax results of joint ventures and associates	76	75	101	—	(2)	(64)	76	73	37
Finance income	378	449	244	2	1	4	380	450	248
Finance costs	(1,649)	(1,810)	(1,723)	(56)	3	11	(1,705)	(1,807)	(1,712)
Total Group	3,849	3,479	4,084	333	171	(1,036)	4,182	3,650	3,048
The following items are included in the total operating profit by segment:

Depreciation, amortisation and impairment[1]	2026	2025	2024
	£m	£m	£m
Operating segments:
UK Electricity Transmission	(550)	(540)	(521)
UK Electricity Distribution	(271)	(249)	(223)
UK Electricity System Operator	—	—	(61)
New England	(493)	(469)	(420)
New York	(769)	(731)	(658)
National Grid Ventures	(151)	(173)	(166)
Other	(13)	(13)	(12)
Total	(2,247)	(2,175)	(2,061)

Asset type:
Property, plant and equipment	(1,929)	(1,878)	(1,769)
Non-current intangible assets	(318)	(297)	(292)
Total	(2,247)	(2,175)	(2,061)
1.Depreciation, amortisation and impairment relates to property, plant and equipment and other intangible assets. The charge is stated net of depreciation and amortisation capitalised.
2. Segmental analysis cont.
(c) Capital investment
Capital investment represents additions to property, plant and equipment, prepayments to suppliers to secure production capacity in relation to our capital projects, non-current intangibles and additional equity investments in joint ventures and associates. Capital investments exclude additions for assets or businesses from the point they are classified as held for sale.

	2026	2025	2024
	£m	£m	£m
Operating segments:
UK Electricity Transmission	4,372	2,999	1,912
UK Electricity Distribution	1,617	1,426	1,247
UK Electricity System Operator	—	—	85
New England	2,043	1,751	1,673
New York	3,428	3,289	2,654
National Grid Ventures	109	378	662
Other	7	4	2
Total	11,576	9,847	8,235

Asset type:
Property, plant and equipment	9,924	8,894	7,124
Non-current intangible assets	693	478	481
Equity investments in joint ventures and associates	27	116	332
Capital expenditure prepayments	932	359	298
Total	11,576	9,847	8,235
(d) Geographical analysis of non-current assets
Non-current assets by geography comprise goodwill, other intangible assets, property, plant and equipment, investments in joint ventures and associates and other non-current assets.

	2026	2025	2024
	£m	£m	£m
Split by geographical area:
UK	47,551	42,623	40,065
US	49,273	46,131	44,270
	96,824	88,754	84,335

Reconciliation to total non-current assets:
Pension assets	2,507	2,489	2,407
Financial and other investments	842	798	880
Derivative financial assets	623	369	324
Non-current assets	100,796	92,410	87,946